Schedule of Investments July 31, 2022 (Unaudited)

V-Shares MSCI World ESG Materiality and Carbon Transition ETF

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 6.7%
Activision Blizzard, Inc.	112	$8,954
AT&T, Inc.	774	14,536
Auto Trader Group PLC (b)	824	6,313
Comcast Corp. - Class A	464	17,409
Deutsche Telekom AG (b)	390	7,359
Electronic Arts, Inc.	42	5,512
Interpublic Group of Cos Inc.	122	3,644
KDDI Corp. (b)	400	12,846
Koninklijke KPN NV (b)	974	3,199
Nippon Telegraph & Telephone Corp. (b)	200	5,697
Orange SA (b)	210	2,141
Rogers Communications, Inc. (b)	84	3,859
SoftBank Corp. (b)	600	6,907
Telefonica SA (b)	862	3,830
T-Mobile US, Inc. (a)	64	9,156
Verizon Communications, Inc.	428	19,769
Vodafone Group PLC (b)	4,198	6,171
Walt Disney Co. (a)	204	21,644
WPP PLC (a)(b)	394	4,237
		163,183
Consumer Discretionary - 12.1%
adidas AG (b)	42	7,186
Amazon.com, Inc. (a)	1,088	146,826
Aptiv PLC (a)	28	2,937
Aristocrat Leisure Ltd. (b)	374	9,212
Bayerische Motoren Werke AG (b)	50	4,052
Booking Holdings, Inc. (a)	6	11,614
Cie Financiere Richemont SA (b)	70	8,375
Cie Generale des Etablissements Michelin SCA (b)	160	4,432
Expedia Group, Inc. - Class A (a)	32	3,394
Kering SA (b)	14	7,950
LVMH Moet Hennessy Louis Vuitton SE (b)	34	23,401
Panasonic Holdings Corp. (b)	600	4,911
Prosus NV (b)	88	5,708
Sekisui House Ltd. (b)	400	7,051
Sony Group Corp. (b)	200	17,501
Target Corp.	62	10,129
Toyota Motor Corp. (b)	600	9,594
Tractor Supply Co.	26	4,978
VF Corp.	116	5,183
		294,434
Consumer Staples - 7.4%
Anheuser-Busch InBev SA (b)	136	7,248
Archer-Daniels-Midland Co.	78	6,456
Brown-Forman Corp.	80	5,938
Coca-Cola Co.	418	26,823
Danone SA (b)	98	5,377
Diageo PLC (b)	288	13,605
General Mills, Inc.	92	6,881
Haleon PLC (a)(b)	490	1,740
Kimberly-Clark Corp.	52	6,853
Kirin Holdings Co. Ltd. (b)	600	9,812
L'Oreal SA (b)	32	12,011
McCormick & Co. Inc.	50	4,368
PepsiCo, Inc.	140	24,494
Procter & Gamble Co.	240	33,338
Unilever PLC (b)	336	16,369
		181,313
Energy - 4.2%
Baker Hughes Co.	134	3,442
BP PLC (b)	2,310	11,244
Cameco Corp. (a)(b)	128	3,295
Cheniere Energy, Inc.	26	3,889
Enbridge, Inc. (a)(b)	196	8,797
Equinor ASA (b)	172	6,565
Halliburton Co.	136	3,985
Marathon Petroleum Corp.	80	7,333
ONEOK, Inc.	80	4,779
Phillips 66	70	6,230
Repsol SA (b)	318	3,932
Schlumberger NV (b)	178	6,591
TC Energy Corp. (a)(b)	130	6,926
TotalEnergies SE (b)	262	13,293
Valero Energy Corp.	58	6,425
Woodside Energy Group Ltd. (b)	202	4,508
		101,234
Financials - 13.2%
abrdn PLC (b)	4,642	9,360
AIA Group Ltd. (b)	1,200	12,077
Allianz SE (b)	42	7,594
Australia & New Zealand Banking Group Ltd. (b)	376	6,008
AXA SA (b)	202	4,624
Banco Bilbao Vizcaya Argentaria SA (b)	1,408	6,341
Banco Santander SA (b)	2,826	7,031
Bank of America Corp.	804	27,183
Bank of Montreal (a)(b)	58	5,779
Bank of Nova Scotia (a)(b)	110	6,697
Barclays PLC (b)	2,696	5,157
BNP Paribas SA (b)	162	7,598
Canadian Imperial Bank of Commerce (a)(b)	98	4,955
Citigroup, Inc.	268	13,909
Commonwealth Bank of Australia (b)	176	12,376
DBS Group Holdings Ltd. (b)	400	9,103
Hong Kong Exchanges & Clearing Ltd. (b)	200	9,147
HSBC Holdings PLC (b)	2,066	12,915
ING Groep NV (b)	696	6,736
Lloyds Banking Group PLC (b)	11,076	6,098
Macquarie Group Ltd. (b)	54	6,825
Manulife Financial Corp. (a)(b)	502	9,183
Marsh & McLennan Cos, Inc.	46	7,542
MetLife, Inc.	92	5,819
Moody's Corp.	20	6,205
Morgan Stanley	136	11,465
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	24	5,411
National Australia Bank Ltd. (b)	312	6,662
National Bank of Canada (a)(b)	70	4,909
Nordea Bank Abp (b)	614	6,017
Power Corp of Canada (b)	204	5,540
Principal Financial Group, Inc.	72	4,820
Prudential Financial, Inc.	54	5,399
Prudential PLC (b)	410	5,019
Sampo Oyj (b)	124	5,328
Skandinaviska Enskilda Banken AB (b)	532	5,722
Sun Life Financial, Inc. (a)(b)	102	4,733
Swiss Re AG (b)	50	3,743
Toronto-Dominion Bank (a)(b)	162	10,516
UBS Group AG (b)	434	7,056
Westpac Banking Corp. (b)	434	6,514
Zurich Insurance Group AG (b)	12	5,228
		320,344
Health Care - 14.0%
Agilent Technologies, Inc.	60	8,046
Alcon, Inc. (b)	74	5,784
Amgen, Inc.	56	13,858
Anthem, Inc.	24	11,450
Argenx SE (a)(b)	12	4,371
Astellas Pharma, Inc. (b)	200	3,124
AstraZeneca PLC (b)	172	22,697
Avantor, Inc. (a)	138	4,005
Biogen, Inc. (a)	26	5,591
Bio-Techne Corp.	14	5,394
Centene Corp. (a)	70	6,508
Cigna Corp.	38	10,464
CSL Ltd. (b)	56	11,326
Daiichi Sankyo Co. Ltd. (b)	200	5,272
Danaher Corp.	78	22,735
Dexcom, Inc. (a)	72	5,910
Edwards Lifesciences Corp. (a)	86	8,646
Genmab A/S (a)(b)	22	7,819
Gilead Sciences, Inc.	152	9,082
GSK PLC (b)	392	8,241
HCA Healthcare, Inc.	30	6,373
Horizon Therapeutics PLC (a)	46	3,817
Humana, Inc.	18	8,676
IDEXX Laboratories, Inc. (a)	16	6,387
Illumina, Inc. (a)	22	4,767
Intuitive Surgical, Inc. (a)	48	11,048
IQVIA Holdings, Inc. (a)	30	7,208
Lonza Group AG (b)	14	8,470
Merck KGaA (b)	20	3,787
Mettler-Toledo International, Inc. (a)	4	5,399
Novo Nordisk A/S (b)	176	20,584
Ono Pharmaceutical Co. Ltd. (b)	200	5,594
Ramsay Health Care Ltd. (b)	70	3,429
ResMed, Inc.	28	6,734
Roche Holding AG (b)	74	24,506
Teleflex, Inc.	18	4,328
Vertex Pharmaceuticals, Inc. (a)	34	9,534
Waters Corp. (a)	14	5,096
West Pharmaceutical Services, Inc.	18	6,184
Zoetis, Inc.	54	9,858
		342,102
Industrials - 10.7%
3M Co.	70	10,027
ABB Ltd. (b)	158	4,773
Alstom SA (b)	172	4,060
BAE Systems PLC (b)	800	7,496
Caterpillar, Inc.	30	5,947
Cie de Saint-Gobain (b)	92	4,252
Cintas Corp.	14	5,957
Copart, Inc. (a)	62	7,942
Cummins, Inc.	34	7,525
Deere & Co.	32	10,982
Deutsche Post AG (b)	238	9,440
Equifax, Inc.	26	5,432
Experian PLC (b)	176	6,132
Ferguson PLC (b)	34	4,257
Geberit AG (b)	12	6,286
Hitachi Ltd. (b)	200	10,032
ITOCHU Corp. (b)	400	11,570
Johnson Controls International PLC	104	5,607
Kingspan Group PLC (b)	94	6,040
Komatsu Ltd. (b)	200	4,503
Kuehne + Nagel International AG (b)	14	3,751
Legrand SA (b)	66	5,376
Mitsubishi Electric Corp. (b)	600	6,303
NIBE INDUSTRIER AB (b)	666	6,650
Recruit Holdings Co. Ltd. (b)	200	7,412
RELX PLC (b)	274	8,089
Schneider Electric SE (b)	110	15,090
SGS SA (b)	2	4,861
Siemens AG (b)	86	9,518
Siemens Energy AG (b)	190	3,136
Sumitomo Corp. (b)	400	5,580
TransUnion	54	4,278
Transurban Group (b)	472	4,779
Vestas Wind Systems A/S (b)	264	6,853
Vinci SA (b)	74	7,046
Waste Management, Inc.	32	5,266
Wolters Kluwer NV (b)	56	6,053
WW Grainger, Inc.	10	5,435
Yaskawa Electric Corp. (b)	200	6,921
		260,657
Information Technology - 20.9%
Adobe, Inc. (a)	40	16,405
Advanced Micro Devices, Inc. (a)	144	13,604
Applied Materials, Inc.	76	8,054
ASML Holding NV (b)	32	18,122
Autodesk, Inc. (a)	44	9,518
Automatic Data Processing, Inc.	24	5,787
Cisco Systems Inc.	270	12,250
Infineon Technologies AG (b)	160	4,331
Intel Corp.	608	22,076
Intuit, Inc.	22	10,036
Lam Research Corp.	14	7,007
Microsoft Corp.	918	257,719
Murata Manufacturing Co. Ltd. (b)	200	11,593
NVIDIA Corp.	388	70,472
salesforce.com, Inc. (a)	76	13,986
SAP SE (b)	166	15,349
Texas Instruments, Inc.	66	11,807
		508,116
Materials - 4.3%
Agnico Eagle Mines Ltd. (a)(b)	92	3,953
Air Liquide SA (b)	46	6,291
Akzo Nobel NV (b)	54	3,622
Ball Corp.	36	2,643
Ecolab, Inc.	42	6,937
Givaudan SA (b)	2	6,961
Holmen AB (b)	104	4,242
International Flavors & Fragrances, Inc.	48	5,954
International Paper Co.	54	2,310
Linde PLC	50	15,100
Nitto Denko Corp. (b)	200	12,765
Novozymes A/S (b)	100	6,359
Nutrien Ltd. (a)(b)	54	4,620
PPG Industries, Inc.	48	6,206
Sherwin-Williams Co.	34	8,226
Svenska Cellulosa AB SCA (b)	292	4,235
UPM-Kymmene Oyj (b)	104	3,276
Wheaton Precious Metals Corp. (a)(b)	60	2,057
		105,757
Real Estate - 3.0%
Alexandria Real Estate Equities, Inc. - REIT	34	5,637
American Tower Corp. - REIT	48	13,000
Boston Properties, Inc. - REIT	46	4,193
Crown Castle International Corp. - REIT	48	8,672
Digital Realty Trust, Inc. - REIT	40	5,298
Equinix, Inc. - REIT	20	14,075
Iron Mountain, Inc. - REIT	60	2,909
Prologis, Inc. - REIT	82	10,870
Simon Property Group, Inc. - REIT	46	4,997
Ventas, Inc. - REIT	68	3,657
		73,308
Utilities - 3.1%
Edison International	108	7,319
Enel SpA (b)	1,684	8,429
Exelon Corp.	94	4,370
Iberdrola SA (b)	736	7,828
National Grid PLC (b)	272	3,745
NextEra Energy, Inc.	178	15,039
Northland Power, Inc. (a)(b)	198	6,487
Orsted AS (b)	64	7,412
Terna - Rete Elettrica Nazionale (b)	1,218	9,287
Verbund AG (b)	42	4,604
		74,520

Total Common Stocks		2,424,968
(Cost $2,467,273)

SHORT-TERM INVESTMENT - 0.3%
First American Government Obligations, Class X, 1.70% (c)
Total Short-Term Investment
(Cost $7,371)	7,371	7,371

RIGHTS - 0.0%
Australia & New Zealand Banking Group Ltd. (a)(b)(d)
Total Rights	25	–
(Cost $51)

Total Investments - 99.9%
(Cost $2,474,695)		2,432,339
Other Assets and Liabilites, Net - 0.1%		1,572
Total Net Assets - 100.0%		$2,433,911

ADR -	American Depositary Receipt.
PLC -	Public Limited Company.
REIT -	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Foreign company.
(c)	The rate shown is the annualized seven-day effective yield as of July 31, 2022.
(d)	Value determined using significant unobservable inputs.

At July 31, 2022, the sector diversification for the Fund was as follows:
% of
	Country	Net Assets
	Australia	2.9%
	Canada	3.8%
	Denmark	2.0%
	European Union	13.2%
	Great Britain	6.5%
	Hong Kong	0.9%
	Japan	6.8%
	Norway	0.2%
	Sweden	1.1%
	Switzerland	3.7%
	Singapore	0.4%
	United States	58.1%
	Other Assets and Liabilities, Net	0.4%
	Total	100.0%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,424,968	$-	$-	$2,424,968
Rights	$-	$-	$-	$-
Short-Term Investment	7,371	-	-	7,371
Total Investments in Securities	$2,432,339	$-	$-	$2,432,339

Refer to Schedule of Investments for further information on the classification of investments.